Point Bridge GOP Stock Tracker ETF
Schedule of Investments
September 30, 2020 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Aerospace/Defense - 3.2%
383	General Dynamics Corporation	$53,019
143	Lockheed Martin Corporation	54,809
164	Northrop Grumman Corporation	51,740
918	Raytheon Technologies Corporation	52,822
108	TransDigm Group, Inc. (a)	51,313
		263,703
	Agriculture - 0.6%
1,279	Altria Group, Inc.	49,421
	Apparel - 0.7%
3,622	Hanesbrands, Inc.	57,047
	Auto Manufacturers - 0.7%
665	PACCAR, Inc.	56,711
	Banks - 7.9%
2,185	Bank of America Corporation	52,637
1,405	Comerica, Inc.	53,741
2,645	Fifth Third Bancorp	56,391
277	Goldman Sachs Group, Inc.	55,669
5,756	Huntington Bancshares, Inc.	52,783
4,508	KeyCorp	53,780
1,107	Morgan Stanley	53,523
503	PNC Financial Services Group, Inc.	55,285
4,837	Regions Financial Corporation	55,771
1,457	Truist Financial Corporation	55,439
1,518	U.S. Bancorp	54,420
1,770	Zions Bancorporation	51,719
		651,158
	Beverages - 0.6%
1,587	Molson Coors Brewing Company - Class B (a)	53,260
	Biotechnology - 0.7%
1,919	Corteva, Inc.	55,286
	Building Materials - 1.3%
1,338	Johnson Controls International plc	54,657
952	Masco Corporation	52,484
		107,141
	Chemicals - 3.8%
1,670	CF Industries Holdings, Inc.	51,286
1,118	Dow, Inc.	52,602
697	Eastman Chemical Company	54,449
750	LyondellBasell Industries NV - Class A	52,868
439	PPG Industries, Inc.	53,593
77	Sherwin-Williams Company	53,649
		318,447
	Commercial Services - 1.4%
174	Cintas Corporation	57,912
1,030	Rollins, Inc.	55,816
		113,728

	Computers - 0.7%
1,197	Seagate Technology plc	58,976
	Distribution/Wholesale - 2.6%
547	Copart, Inc. (a)	57,522
1,266	Fastenal Company	57,084
1,733	LKQ Corporation (a)	48,056
157	W.W. Grainger, Inc.	56,013
		218,675
	Diversified Financial Services - 2.8%
1,581	Charles Schwab Corporation	57,280
2,754	Franklin Resources, Inc.	56,044
567	Intercontinental Exchange, Inc.	56,728
5,205	Invesco, Ltd.	59,389
		229,441
	Electric - 7.6%
728	Ameren Corporation	57,570
704	American Electric Power Company, Inc.	57,538
914	CMS Energy Corporation	56,129
699	Dominion Energy, Inc.	55,172
671	Duke Energy Corporation	59,424
583	Entergy Corporation	57,443
1,899	FirstEnergy Corporation	54,520
200	NextEra Energy, Inc.	55,512
785	Pinnacle West Capital Corporation	58,522
2,024	PPL Corporation	55,073
1,076	Southern Company	58,341
		625,244
	Electrical Components & Equipment - 0.7%
821	Emerson Electric Company	53,833
	Electronics - 2.0%
535	Amphenol Corporation - Class A	57,925
335	Honeywell International, Inc.	55,144
272	Waters Corporation (a)	53,225
		166,294
	Environmental Control - 0.7%
1,275	Pentair plc	58,357
	Food - 1.4%
492	J.M. Smucker Company	56,836
895	Sysco Corporation	55,687
		112,523
	Forest Products & Paper - 0.7%
1,432	International Paper Company	58,053
	Gas - 1.4%
597	Atmos Energy Corporation	57,067
2,528	NiSource, Inc.	55,616
		112,683
	Hand/Machine Tools - 0.7%
351	Stanley Black & Decker, Inc.	56,932
	Healthcare-Products - 3.4%
533	Abbott Laboratories	58,006
1,384	Boston Scientific Corporation (a)	52,883
171	Cooper Companies, Inc.	57,648

324	ResMed, Inc.	55,543
401	Zimmer Biomet Holdings, Inc.	54,592
		278,672
	Home Builders - 1.6%
781	DR Horton, Inc.	59,067
17	NVR, Inc. (a)	69,413
		128,480
	Home Furnishings - 1.3%
1,251	Leggett & Platt, Inc.	51,504
323	Whirlpool Corporation	59,396
		110,900
	Insurance - 4.6%
1,531	Aflac, Inc.	55,652
594	Allstate Corporation	55,919
256	Berkshire Hathaway, Inc. - Class B (a)	54,513
725	Cincinnati Financial Corporation	56,528
1,457	MetLife, Inc.	54,157
491	Travelers Companies, Inc.	53,121
887	W.R. Berkley Corporation	54,240
		384,130
	Iron/Steel - 0.7%
1,214	Nucor Corporation	54,460
	Lodging - 1.2%
1,073	Las Vegas Sands Corporation (a)	50,066
678	Wynn Resorts, Ltd. (a)	48,687
		98,753
	Machinery-Construction & Mining - 0.6%
360	Caterpillar, Inc.	53,694
	Machinery-Diversified - 2.6%
257	Deere & Company	56,959
1,550	Ingersoll Rand, Inc. (a)	55,180
251	Rockwell Automation, Inc.	55,390
826	Westinghouse Air Brake Technologies Corporation	51,113
		218,642

	Media - 0.7%
92	Charter Communications, Inc. - Class A (a)	57,439
	Mining - 0.6%
3,426	Freeport-McMoRan, Inc. (a)	53,583
	Miscellaneous Manufacturing - 3.3%
544	Eaton Corporation plc	55,504
9,378	General Electric Company	58,425
284	Illinois Tool Works, Inc.	54,872
267	Parker-Hannifin Corporation	54,025
1,439	Textron, Inc.	51,933
		274,759
	Oil & Gas - 10.8%
4,688	Apache Corporation	44,395
3,055	Cabot Oil & Gas Corporation	53,035
717	Chevron Corporation	51,624
1,229	Concho Resources, Inc.	54,223
1,682	ConocoPhillips	55,237
6,215	Devon Energy Corporation	58,794
1,881	Diamondback Energy, Inc.	56,656
1,427	EOG Resources, Inc.	51,286
1,510	Exxon Mobil Corporation	51,838
1,288	Hess Corporation	52,718
2,659	HollyFrontier Corporation	52,409
12,465	Marathon Oil Corporation (a)	50,982
1,783	Marathon Petroleum Corporation	52,313
5,452	Occidental Petroleum Corporation	54,575
976	Phillips 66	50,596
605	Pioneer Natural Resources Company	52,024
1,201	Valero Energy Corporation	52,027
		894,732
	Oil & Gas Services - 1.2%
3,905	Halliburton Company	47,055
8,212	TechnipFMC plc	51,818
		98,873
	Packaging & Containers - 0.7%
1,715	WestRock Company	59,579
	Pharmaceuticals - 2.7%
1,151	Cardinal Health, Inc.	54,039
329	Cigna Corporation	55,736
376	Eli Lilly & Company	55,656
370	McKesson Corporation	55,104
		220,535
	Pipelines - 1.3%
2,115	ONEOK, Inc.	54,947
2,755	Williams Companies, Inc.	54,136
		109,083
	Real Estate - 3.3%
351	Alexandria Real Estate Equities, Inc.	56,160

1,592	Apartment Investment & Management Company - Class A	53,682
1,500	Duke Realty Corporation	55,350
1,657	Vornado Realty Trust	55,858
1,960	Weyerhaeuser Company (a)	55,899
		276,949
	Retail - 8.2%
361	Advance Auto Parts, Inc.	55,414
44	AutoZone, Inc. (a)	51,816
618	Dollar Tree, Inc. (a)	56,448
141	Domino’s Pizza, Inc.	59,965
555	Genuine Parts Company	52,819
202	Home Depot, Inc.	56,097
1,991	L Brands, Inc. (a)	63,334
343	Lowe’s Companies, Inc.	56,890
256	McDonald’s Corporation	56,189
403	Tractor Supply Company	57,766
408	Walmart, Inc.	57,083
603	Yum! Brands, Inc.	55,054
		678,875
	Semiconductors - 0.7%
553	Microchip Technology, Inc.	56,826
	Shipbuilding - 0.6%
378	Huntington Ingalls Industries, Inc.	53,204
	Telecommunications - 2.0%
1,921	AT&T, Inc.	54,768
5,232	CenturyLink, Inc.	52,791
363	Motorola Solutions, Inc.	56,922
		164,481
	Textiles - 0.7%
574	Mohawk Industries, Inc. (a)	56,017
	Transportation - 4.8%
565	CH Robinson Worldwide, Inc.	57,738
723	CSX Corporation	56,155
240	FedEx Corporation	60,365
255	Norfolk Southern Corporation	54,568
285	Old Dominion Freight Line, Inc.	51,562
285	Union Pacific Corporation	56,108
351	United Parcel Service, Inc. - Class B	58,487
		394,983
	TOTAL COMMON STOCKS (Cost $9,305,146)	8,254,562

	SHORT-TERM INVESTMENTS - 0.1%
5,804	First American Government Obligations Fund, Class X, 0.07% (b)	5,804
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,804)	5,804
	TOTAL INVESTMENTS - 99.9% (Cost $9,310,950)	8,260,366
	Other Assets in Excess of Liabilities - 0.1%	8,805
	NET ASSETS - 100.0%	$8,269,171

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Rate shown is the annualized seven-day yield as of September 30, 2020.

Summary of Fair Value Disclosure at September 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$8,254,562	$-	$-	$8,254,562
Short-Term Investments	5,804	-	-	5,804
Total Investments in Securities	$8,260,366	$-	$-	$8,260,366
^See Schedule of Investments for breakout of investments by industry.
For the period ended September 30, 2020, the Fund did not recognize any transfers to or from Level 3.